Right-of-Use asset - Additional information (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2026 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Leases committed but not commenced	₨ 999
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease committed and not commenced	1 year
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease committed and not commenced	5 years